Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 689.0	$ 613.2	$ 518.3
Additions based on tax positions related to the current year	91.5	47.8	60.8
Additions for tax positions of prior years	172.5	166.9	94.7
Reductions for tax positions of prior years	(43.7)	(57.4)	(38.4)
Acquisitions and other	36.6	18.2	19.7
Lapse of statute of limitations	(36.3)	(96.1)	(20.7)
Settlements	(149.7)	(3.8)	(23.2)
Effect of foreign currency translation	(31.4)	0.2	2.0
Unrecognized tax benefits, end of year	$ 728.5	$ 689.0	$ 613.2